Employee benefits	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
Employee benefits

18. Employee benefits

	December 31, 2020	December 31, 2019	December 31, 2018
Salaries	1,260,359	1,832,382	2,542,952
Pension costs	156,843	130,792	108,978
Other social benefits	116,290	217,448	188,138
Share based payments costs	351,401	226,601	27,730
Other personnel expenditures	47,295	(22,973)	(130,895)
Total employee benefits	1,932,188	2,384,250	2,736,903

Benefit plans

The Company participates in a retirement plan (the “Plan”) organized as an independent collective foundation, that covers all of its employees in Switzerland, including management. The collective foundation is governed by a foundation board. The board is made up of an equal number of employee and employer representatives of the affiliated companies. The Company has no direct influence on the investment strategy of the collective foundation. Moreover, certain elements of the employee benefits are defined in the same way for all affiliated companies. This is mainly related to the annuity factors at retirement and to interest allocated on retirement savings. The employer itself cannot determine the benefits or how they are financed directly. The foundation board of the collective foundation is responsible for the determination of the investment strategy, for making changes to the pension fund regulations and in particular, also for defining the financing of the pension benefits.

The old age benefits are based on retirement savings for each employee, coupled with annual retirement credits and interest (there is no possibility to credit negative interest). At retirement age, the insured members can choose whether to take a pension for life, which includes a spouse’s pension, or a lump sum. In addition to retirement benefits, the plan benefits also include disability and death benefits. Insured members may also buy into the scheme to improve their pension provision up to the maximum amount permitted under the rules of the plan and may withdraw funds early for the purchase of a residential property for their own use subject to limitations under Swiss law. On leaving the Company, retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This type of benefit may result in pension payments varying considerably between individual years. In defining the benefits, the minimum requirements of the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG) and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits. In Switzerland, the minimum interest rate applicable to these minimum retirement savings is set by the Swiss Federal Council at least once every two years. The rate was 1.00% in 2018, 1.00% in 2019 and 1.00% in 2020.

The assets are invested by the collective foundation to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss BVG. Therefore, disaggregation of the pension assets and presentation of plan assets in classes that distinguish the nature and risks of those assets is not possible. Under the Plan, both the Company and the employee share the costs equally. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the risk of longevity. Through the affiliation to a collective foundation, the Company has minimized these risks, since they are shared between a much greater number of participants.

For accounting purposes under IFRS, the plan is treated as a defined benefit plan.

The following tables present information about the net defined benefit liability and its components:

Change in defined benefit obligation

	2020	2019
Defined benefit obligation at January 1	3,087,947	3,085,625
Service costs	151,624	138,580
Plan participants’ contribution	76,032	107,618
Interest cost	9,482	27,335
Actuarial losses	58,912	145,385
Transfer-out amounts	(201,310)	(445,457)
Transfer-in amounts of new employees	346,915	28,861
Defined benefit obligation at December 31	3,529,602	3,087,947

The defined benefit obligation includes only liabilities for active employees. The weighted average modified duration of the defined benefit obligation at December 31, 2020 is 21.9 years (2019: 22.6 years).

Change in fair value of plan assets

	2020	2019
Fair value of plan assets at January 1	2,327,500	2,437,338
Interest income	7,429	22,198
Return on plan assets excluding interest income	32,794	73,375
Employer contributions	76,032	107,618
Plan participants’ contributions	76,032	107,618
Transfer-out amounts	(201,310)	(445,457)
Transfer-in amounts of new employees	346,915	28,861
Administration expense	(3,166)	(4,051)
Fair value of plan assets at December 31	2,662,226	2,327,500

Net defined benefit liability recognized in the statement of financial position

	December 31, 2020	December 31, 2019
Present value of funded defined benefit obligation	3,529,602	3,087,947
Fair value of plan assets	(2,662,226)	(2,327,500)
Net defined benefit liability	867,376	760,447

Defined Benefit Cost

	2020	2019	2018
Service cost	151,624	138,580	90,162
Net interest expense	2,053	5,137	14,541
Administration expense	3,166	4,051	6,009
Total defined costs for the year recognized in profit or loss	156,843	147,768	110,712

Remeasurement of the Defined Benefit Liability

	2020	2019	2018
Actuarial loss (gain) arising from changes in financial assumptions	13,031	360,541	(119,117)
Actuarial loss arising from experience adjustments	45,881	(215,156)	(1,792,265)
Actuarial gain arising from demographic assumptions	—	—	—
Return on plan assets excluding interest income	(32,794)	(73,375)	634,190
Total defined benefit cost for the year recognized in the other comprehensive loss	26,118	72,010	(1,277,192)

Assumptions

At December 31	2020	2019	2018
Discount rate	0.20%	0.30%	0.95%
Future salary increase	0.60%	1.10%	1.10%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2015G	BVG2015G	BVG2015G

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

December 31,	2020	2019
Change in assumption	0.25% increase	0.25% increase
Discount rate	(166,228)	(148,884)
Salary increase	13,602	14,395
Pension indexation	88,460	74,976
Change in assumption	+ 1 year	+ 1 year
Life expectancy	88,215	73,484